Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Outstanding Derivative Financial Instruments

The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

	2018			2017
All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities
Interest rate derivatives – in a fair value hedge relationship	404	13	—	799	23	—
Interest rate derivatives – not in a hedge relationship	362	3	—	429	3	—
Cross-currency rate derivatives – in a hedge relationship	577	51	(35)	1,522	114	(140)
FX forwards and collars – in a hedge relationship	434	—	(24)	—	—	—
Other derivatives – not in a hedge relationship	473	1	—	—	—	—

Total	2,250	68	(59)	2,750	140	(140)

Analysed as expiring:
In less than one year	771	1	(23)	—	—	—
Later than one year and not later than five years	795	22	(1)	1,638	65	(95)
Later than five years	684	45	(35)	1,112	75	(45)

Total	2,250	68	(59)	2,750	140	(140)

Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings

At December 2018, the Group held the following instruments to hedge exposures to changes in interest rates and foreign currency risk associated with borrowings.

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments
Interest rate risk
Financial assets – derivative financial instruments	13	(7)	404
Currency risk
Financial assets – derivative financial instruments	51	3	404

Summary of Amounts at the Reporting Rate Relating to Items Designated as Hedge Items

The amounts at the reporting date relating to items designated as hedge items were as follows:

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness
Interest rate risk
Financial liabilities – borrowings	(416)	(9)	7	—	n/a
Currency risk
Financial liabilities – borrowings	(416)	n/a	(3)	—	n/a

Summary of Amounts Related to Items Designated as Hedging Instruments

The amounts related to items designated as hedging instruments were as follows.

All figures in £ millions	Carrying amount of hedged instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss
Financial liabilities – derivative financial instruments	(59)	(22)	607	(22)	—
Financial liabilities – borrowings	(256)	(10)	(256)	(10)	—

Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements

Derivative financial assets and liabilities subject to offsetting arrangements are as follows

	2018			2017
All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities
Counterparties in an asset position	67	(44)	23	103	(78)	25
Counterparties in a liability position	1	(15)	(14)	37	(62)	(25)

Total as presented in the balance sheet	68	(59)	9	140	(140)	—